Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Sep. 30, 2016 JPY (¥)
Leases
Total minimum lease payments	¥ 139,895
Less: Sublease rental income	(14,797)
Net minimum lease payments	¥ 125,098